Note 9 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Effective United States Tax on U.S. Source Shipping	2.00%	4.00%	4.00%
Effective Tax on U.S. Source Shipping, Amount	$ 15,135